PREFERRED INCOME OPPORTUNITY FUND
INCORPORATED


Dear Shareholder:

     The Preferred Income Opportunity Fund continued to do well in a period that was rather challenging for many investors. Through May 31, 2001, total returns on the Fund's net asset value were 6.60% for the first half of fiscal 2001 and 17.80% for the trailing twelve months. The total returns on the market price of the shares were better since the market discount from NAV narrowed.

     Remember the ancient curse that says, "You shall live in interesting times!" Well, that's the way it has been in the preferred market lately. There were good places to be and also plenty of bad ones. Furthermore, that was true for broad market sectors as well as for individual preferreds within those sectors. The Fund is always seeking to take advantage of such market inefficiencies, and it has paid off. A good deal of the Fund's success has come from simply being in the right preferreds at the right time.

     The following pie chart shows the allocation of the Fund's portfolio among major market sectors. For those who have lives away from preferreds, we should explain the distinction between hybrid and traditional preferreds. Hybrids do not offer any special tax advantages to investors. In contrast, traditional preferreds qualify for the Dividends Received Deduction (the "DRD") that makes their dividends 70% tax-free to corporate investors.

                      PORTFOLIO ALLOCATION AS OF 5/31/2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ADJUSTABLE RATES                        12.3%
TRADITIONAL FIXED RATES                 43.8%
HYBRID PREFERREDS                       38.9%
CASH & OTHER                             5.0%

     Generally speaking, hybrids performed very well, while traditional DRD eligible preferreds lagged far behind. On the surface, this disparity appears to have created some very attractive values among traditional preferreds. However, the specific issues that we would most like to own are still hard to find in the market. We are constantly looking for opportunities resulting from this situation.

     The steps taken by the Federal Reserve to cut short-term interest rates helped us by reducing the cost of the Fund's leverage. The rate paid by the Fund on its outstanding shares of Money Market Cumulative Preferred(TM) stock is adjusted to the current level of short-term rates every 49 days through an auction process. Typically, the cost to the Fund comes down as short-term rates fall. That's good for the holders of our common stock.

     In contrast, the Fed's shift toward easier money did not have much of an effect on long-term interest rates. A decline in those rates last winter was effectively reversed by a spurt in the spring. Although the ride was occasionally exciting, long-term interest rate shifts and the Fund's hedges did not play a major role in the results for the first half of fiscal 2001.

     The following Questions & Answers section covers several additional key points concerning the Fund. We urge you to read it carefully. For updated information on the Fund at any time, we also recommend visiting our web site at WWW.PREFERREDINCOME.COM.

                                                          Sincerely,
                                                          /S/ ROBERT T. FLAHERTY
                                                          Robert T. Flaherty
                                                          CHAIRMAN OF THE BOARD

June 20, 2001


                               QUESTIONS & ANSWERS

HOW WOULD MOVING MONEY FROM HYBRIDS INTO TRADITIONAL PREFERREDS AFFECT THE FUND'S INCOME?

     The impact on income of adding a reasonable amount of traditional preferreds to the Fund's portfolio could be less than you might think. Traditional preferreds typically do yield less than hybrid preferreds, although that yield sacrifice is quite small at the moment. Furthermore, there are some offsetting factors. Traditional preferreds qualify for the Dividends Received Deduction (the "DRD"), which reduces the cost of the Fund's leverage in a rather complicated way. In addition, the cost of that leverage has come down due to lower short-term interest rates. All things considered, we are presently comfortable with the Fund's existing dividend rate.

     In the long run, the best way to get more income is to have more money to invest. Our experience has shown that the best way to get more money is to buy the cheapest preferreds available. Realistically, the biggest challenge will probably be finding enough cheap traditional preferreds that fit well into the Fund's portfolio.

IS THE FUND INVOLVED IN THE CALIFORNIA UTILITY SITUATION?

     The Fund does not own any shares of the big California electric utilities that are flirting with bankruptcy. That is a good thing, too. California seems to be making the worst of a bad situation.

     We work hard on analyzing the creditworthiness of major utilities. After all, that's our job given the large concentration of utility preferreds in the Fund's portfolio. We probably won't be right every time, but we did understand the problem in California long before the market saw it coming. This brings to mind the saying often attributed to Ben Hogan. "Golf is a game of luck, and the more you practice, the luckier you get."

IS THERE ANYTHING NEW CONCERNING THE FUND'S HEDGING STRATEGIES?

     Economics have favored continuing to hedge by purchasing put options on Treasury bond futures contracts as we have in the past. As previously discussed in these reports, we believe that the purchase of options on interest rate swaps (called "swaptions") could also be a very suitable part of our hedging strategy. We have been waiting for the "right price" for swaptions, and our patience has been well rewarded so far. No hedge can be any better than the price that you pay for it.

     We have been willing to accept somewhat more exposure to the risk of rising long-term interest rates in return for reducing the potential cost of the hedge. This has seemed appropriate in view of the weakness in the economy, the demonstrated uncertainty in the common stock market, and the Federal Reserve's determined effort to lower interest rates. It is analogous to buying an insurance policy with a slightly larger deductible in order to save money on the premium. We would still expect the hedge to provide some welcome relief should long-term interest rates suddenly soar.

IS THE SHRINKING SIZE OF THE TREASURY BOND MARKET STILL A PROBLEM FOR THE FUND?

     Not at the moment! The Treasury continues to use the federal budget surplus to buy back and retire some of its outstanding bonds. Nonetheless, the market has adjusted to this situation, much as we have previously suggested in these reports. Treasury bonds have resumed their role as lead dog, pointing the way for other fixed income securities. This has made hedging the Fund's portfolio much less difficult.

     The battles in Washington over the recently enacted tax cuts and the competing proposals for spending the rest of the expected federal budget surpluses have only reinforced our view of Treasury bonds. "The idea that the folks in Washington can keep their fingers out of this fiscal cookie jar strains credibility. Furthermore, the projections assume away the possibility of recessions that could sharply reduce the expected surpluses. Before Treasury bonds dry up and blow away, new forces could easily come into play." The previous quotation is from our semi-annual report last year. The more things change, the more they stay the same!

WHERE DO THINGS STAND NOW ON THE PROPOSED CHANGES IN MOODY'S RATING SYSTEM AND ITS EFFECT ON THE FUND?

     As mentioned in the Fund's November 30, 2000 annual report, Moody's Investors Service intends to restructure the scale on which it rates preferred stocks in order to make those ratings more consistent with its ratings on bonds. In response, we have obtained the necessary approval from Moody's of some changes in the Fund's corporate articles governing its outstanding shares of Money Market Cumulative

     Preferred(TRADE MARK) stock ("MMP"). We currently expect that these changes, which will become effective when Moody's actually changes its rating scale, will help us avoid the unintended, but potentially substantial, negative effects of Moody's restructuring on the Fund's MMP. We are now awaiting the publication of Moody's rating changes, which could happen fairly soon.

HOW IS THE MARKET PRICE OF THE FUND'S SHARES TRACKING THEIR NET ASSET VALUE?

     The following graph tells the story. Clearly, the premiums and discounts bounce around from week to week, reflecting changes in both the market price and the NAV. The best source of up-to-date data is our web site at www.preferredincome.com.

                       PREFERRED INCOME OPPORTUNITY FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHICS

Date     Prem/Disc
12/27/91
01/03/92
01/10/92
01/17/92
01/24/92
01/31/92
02/07/92
02/14/92
2/21/92          0.0726
2/28/92          0.0805
3/6/92           0.0874
3/13/92          0.098
3/20/92          0.0819
3/27/92          0.0556
4/3/92           0.0538
4/10/92          0.0705
4/17/92          0.0547
4/24/92          0.059
5/1/92           0.0546
5/8/92           0.0536
5/15/92          0.0306
5/22/92          0.0248
5/29/92          0.0307
6/5/92           0.0181
6/12/92          0.04
6/19/92          0.0357
6/26/92          0.0442
7/3/92           0.0475
7/10/92          0.0626
7/17/92          0.08
7/24/92          0.0592
7/31/92          0.0647
8/7/92           0.0613
8/14/92          0.0628
8/21/92          0.0514
8/28/92          0.0539
9/4/92           0.0409
9/11/92          0.0684
9/18/92          0.0572
9/25/92          0.0539
10/2/92          0.062
10/9/92          0.0675
10/16/92         0.049
10/23/92         0.0188
10/30/92         0.0474
11/6/92          0.018
11/13/92         0.0188
11/20/92         0.0408
11/27/92         0.0844
12/4/92          0.063
12/11/92         0.0515
12/18/92         0.0691
12/25/92         0.0638
1/1/93           0.0621
1/8/93           0.0679
1/15/93          0.0595
1/22/93          0.0434
1/29/93          0.0475
2/5/93           0.0483
2/12/93          0.0284
2/19/93          0.0202
2/26/93          0.031
3/5/93           0.0473
3/12/93          0.0651
3/19/93          0.0303
3/26/93          0.036
4/2/93           0.0514
4/9/93           0.0675
4/16/93          0.057
4/23/93          0.0853
4/30/93          0.0651
5/7/93           0.0513
5/14/93          0.061
5/21/93          0.057
5/28/93          0.0441
6/4/93           0.0497
6/11/93          0.0561
6/18/93          0.0497
6/25/93          0.0417
7/2/93           0.0472
7/9/93           0.0425
7/16/93          0.0362
7/23/93          0.0068
7/30/93          0.0306
8/6/93           0.0212
8/13/93          0.0181
8/20/93          0.0008
8/27/93          0.037
9/3/93           0.0331
9/10/93          0.0401
9/17/93          0.0338
9/24/93          0.0244
10/1/93          0.0214
10/8/93          0.0261
10/15/93         0.0263
10/22/93         0.0246
10/29/93         0.009
11/5/93          0
11/12/93        -0.0107
11/19/93        -0.0282
11/26/93        -0.0179
12/3/93         -0.0076
12/10/93        -0.0334
12/17/93        -0.0338
12/24/93        -0.0431
12/31/93         0.0249
1/7/94          -0.0036
1/14/94          0.0157
1/21/94         -0.023
1/28/94         -0.0377
2/4/94          -0.0323
2/11/94         -0.0361
2/18/94         -0.0863
2/25/94         -0.05
3/4/94          -0.0392
3/11/94         -0.0315
3/18/94         -0.0585
3/25/94         -0.0562
4/1/94          -0.0556
4/8/94          -0.0612
4/15/94         -0.0771
4/22/94         -0.1012
4/29/94         -0.1145
5/6/94          -0.0775
5/13/94         -0.0633
5/20/94         -0.0636
5/27/94         -0.0312
6/3/94          -0.0683
6/10/94         -0.0288
6/17/94         -0.0457
6/24/94         -0.0393
7/1/94          -0.0409
7/8/94          -0.045
7/15/94         -0.049
7/22/94         -0.0294
7/29/94         -0.0327
8/5/94          -0.0221
8/12/94         -0.0303
8/19/94         -0.0269
8/26/94         -0.0348
9/2/94          -0.0204
9/9/94          -0.0318
9/16/94         -0.0409
9/23/94         -0.0628
9/30/94         -0.062
10/7/94         -0.1322
10/14/94        -0.1149
10/21/94        -0.141
10/28/94        -0.104
11/4/94         -0.0786
11/11/94        -0.0976
11/18/94        -0.099
11/25/94        -0.077
12/2/94         -0.0402
12/9/94         -0.0868
12/16/94        -0.0732
12/23/94        -0.0604
12/30/94        -0.0851
1/6/95          -0.001
1/13/95         -0.0141
1/20/95         -0.0303
1/27/95         -0.0619
2/3/95          -0.0119
2/10/95         -0.0314
2/17/95         -0.0702
2/24/95         -0.0376
3/3/95          -0.0297
3/10/95         -0.0585
3/17/95         -0.0523
3/24/95         -0.0534
3/31/95         -0.0393
4/7/95          -0.0341
4/14/95         -0.0393
4/21/95         -0.069
4/28/95         -0.0341
5/5/95          -0.0576
5/12/95         -0.0501
5/19/95         -0.0933
5/26/95         -0.0753
6/2/95          -0.0481
6/9/95          -0.0729
6/16/95         -0.0702
6/23/95         -0.0749
6/30/95         -0.0686
7/7/95          -0.069
7/14/95         -0.0869
7/21/95         -0.1087
7/28/95         -0.0911
8/4/95          -0.0973
8/11/95         -0.1018
8/18/95         -0.1011
8/25/95         -0.078
9/1/95          -0.0706
9/8/95          -0.0833
9/15/95         -0.071
9/22/95         -0.0749
9/29/95         -0.0641
10/6/95         -0.0718
10/13/95        -0.1006
10/20/95        -0.0909
10/27/95        -0.1012
11/3/95         -0.1232
11/10/95        -0.0962
11/17/95        -0.1071
11/24/95        -0.1093
12/1/95         -0.1014
12/8/95         -0.1277
12/15/95        -0.1233
12/22/95        -0.1265
12/29/95        -0.1454
1/5/96          -0.1197
1/12/96         -0.1279
1/19/96         -0.1312
1/26/96         -0.1146
2/2/96          -0.1233
2/9/96          -0.1233
2/16/96         -0.1279
2/23/96         -0.1303
3/1/96          -0.1124
3/8/96          -0.1465
3/15/96         -0.1508
3/22/96         -0.1487
3/29/96         -0.1515
4/5/96          -0.1315
4/12/96         -0.1286
4/19/96         -0.1279
4/26/96         -0.1383
5/3/96          -0.1257
5/10/96         -0.113
5/17/96         -0.1408
5/24/96         -0.1386
5/31/96         -0.1386
6/7/96          -0.1255
6/14/96         -0.1337
6/21/96         -0.1301
6/28/96         -0.0918
7/5/96          -0.1079
7/12/96         -0.0911
7/19/96         -0.1122
7/26/96         -0.0939
8/2/96          -0.0876
8/9/96          -0.0688
8/16/96         -0.0673
8/23/96         -0.0881
8/30/96         -0.0836
9/6/96          -0.0836
9/13/96         -0.0661
9/20/96         -0.0889
9/27/96         -0.0991
10/4/96         -0.0876
10/11/96        -0.0876
10/18/96        -0.0935
10/25/96        -0.0834
11/1/96         -0.0796
11/8/96         -0.0932
11/15/96        -0.0726
11/22/96        -0.0586
11/29/96        -0.0608
12/6/96         -0.0792
12/13/96        -0.0813
12/20/96        -0.1009
12/27/96        -0.0837
1/3/97          -0.0693
1/10/97         -0.0562
1/17/97         -0.0693
1/24/97         -0.0834
1/31/97         -0.0678
2/7/97          -0.0623
2/14/97         -0.0551
2/21/97         -0.0645
2/28/97         -0.0605
3/7/97          -0.0581
3/14/97         -0.0654
3/21/97         -0.0715
3/28/97         -0.0715
4/4/97          -0.0573
4/11/97         -0.0973
4/18/97         -0.0806
4/25/97         -0.0748
5/2/97          -0.0672
5/9/97          -0.052
5/16/97         -0.0647
5/23/97         -0.0573
5/30/97         -0.0362
6/6/97          -0.0615
6/13/97         -0.0385
6/20/97         -0.0473
6/27/97         -0.0418
7/4/97          -0.0498
7/11/97         -0.0585
7/18/97         -0.0486
7/25/97         -0.063
8/1/97          -0.0273
8/8/97          -0.0701
8/15/97         -0.0715
8/22/97         -0.0767
8/29/97         -0.0472
9/5/97          -0.058
9/12/97         -0.0656
9/19/97         -0.0557
9/26/97         -0.0492
10/3/97         -0.0292
10/10/97        -0.0492
10/17/97        -0.0506
10/24/97        -0.0574
10/31/97        -0.0477
11/7/97         -0.0442
11/14/97        -0.0377
11/21/97        -0.0688
11/28/97        -0.0484
12/5/97         -0.0406
12/12/97        -0.0652
12/19/97        -0.0648
12/26/97        -0.0456
1/2/98          -0.0171
1/9/98          -0.0197
1/16/98         -0.0185
1/23/98         -0.062
1/30/98         -0.0477
2/6/98          -0.053
2/13/98         -0.0604
2/20/98         -0.0456
2/27/98         -0.0477
3/6/98          -0.0473
3/13/98         -0.0568
3/20/98         -0.0487
3/27/98         -0.0579
4/3/98          -0.0682
4/10/98         -0.0508
4/17/98         -0.062
4/24/98         -0.0768
5/1/98          -0.0618
5/8/98          -0.054
5/15/98         -0.0717
5/22/98         -0.0664
5/29/98         -0.0648
6/5/98          -0.0643
6/12/98         -0.0627
6/19/98         -0.0573
6/26/98         -0.06
7/3/98          -0.0575
7/10/98         -0.0562
7/17/98         -0.0563
7/24/98         -0.0465
7/31/98         -0.0526
8/7/98          -0.0472
8/14/98         -0.0864
8/21/98         -0.0954
8/28/98         -0.054
9/4/98          -0.0618
9/11/98         -0.0487
9/18/98         -0.0392
9/25/98         -0.0402
10/2/98         -0.0554
10/9/98         -0.0744
10/16/98        -0.0485
10/23/98        -0.0406
10/30/98        -0.0616
11/6/98         -0.0396
11/13/98        -0.0481
11/20/98        -0.0641
11/27/98        -0.0478
12/4/98         -0.0413
12/11/98        -0.0363
12/18/98        -0.0537
12/25/98        -0.0132
1/1/99          -0.0196
1/8/99          -0.0297
1/15/99         -0.0392
1/22/99         -0.0627
1/29/99         -0.0677
2/5/99          -0.061
2/12/99         -0.0887
2/19/99         -0.0937
2/26/99         -0.1078
3/5/99          -0.0846
3/12/99         -0.065
3/19/99         -0.1022
3/26/99         -0.0888
4/2/99          -0.0724
4/9/99          -0.1029
4/16/99         -0.0781
4/23/99         -0.093
4/30/99         -0.1156
5/7/99          -0.1015
5/14/99         -0.1277
5/21/99         -0.1256
5/28/99         -0.1093
6/4/99          -0.1007
6/11/99         -0.0558
6/18/99         -0.0835
6/25/99         -0.0602
7/2/99          -0.0532
7/9/99          -0.0532
7/16/99         -0.0761
7/23/99         -0.0558
7/30/99         -0.0829
8/6/99          -0.0464
8/13/99         -0.078
8/20/99         -0.0864
8/27/99         -0.0345
9/3/99          -0.1057
9/10/99         -0.0938
9/17/99         -0.0683
9/24/99         -0.0401
10/1/99         -0.077
10/8/99         -0.086
10/15/99        -0.1231
10/22/99        -0.1254
10/29/99        -0.1223
11/5/99         -0.1192
11/12/99        -0.1252
11/19/99        -0.0826
11/26/99        -0.0979
12/3/99         -0.097
12/10/99        -0.0807
12/17/99        -0.1118
12/24/99        -0.1212
12/31/99        -0.0354
1/7/00          -0.0028
1/14/00         -0.0385
1/21/00         -0.0996
1/28/00         -0.1047
2/4/00          -0.0923
2/11/00         -0.0845
2/18/00         -0.1038
2/25/00         -0.0962
3/3/00          -0.1021
3/10/00         -0.0858
3/17/00         -0.1055
3/24/00         -0.1272
3/31/00         -0.1361
4/7/00          -0.1047
4/14/00         -0.0894
4/21/00         -0.0781
4/28/00         -0.064
5/5/00          -0.0385
5/12/00         -0.0566
5/19/00         -0.0734
5/26/00         -0.0759
6/2/00          -0.0905
6/9/00          -0.1037
6/16/00         -0.0943
6/23/00         -0.0775
6/30/00         -0.0841
7/7/00          -0.0909
7/14/00         -0.0893
7/21/00         -0.097
7/28/00         -0.0927
8/4/00          -0.0912
8/11/00         -0.0879
8/18/00         -0.1046
8/25/00         -0.1046
9/1/00          -0.1105
9/8/00          -0.1113
9/15/00         -0.0836
9/22/00         -0.1189
9/29/00         -0.1155
10/6/00         -0.0896
10/13/00        -0.0921
10/20/00        -0.0895
10/27/00        -0.0725
11/3/00         -0.0739
11/10/00        -0.0747
11/17/00        -0.0962
11/24/00        -0.0937
12/1/00         -0.0928
12/8/00         -0.0903
12/15/00        -0.0913
12/22/00        -0.0672
12/29/00        -0.0276
1/5/01          -0.0411
1/12/01         -0.02
1/19/01         -0.0077
1/26/01          0.0192
2/2/01          -0.0528
2/9/01          -0.0346
2/16/01         -0.0184
2/23/01         -0.0257
3/2/01          -0.0109
3/9/01          -0.036
3/16/01         -0.0393
3/23/01         -0.036
3/30/01         -0.0109
4/6/01           0.02
4/13/01          0.0046
4/20/01          0.0243
4/27/01         -0.0278
5/4/01          -0.0218
5/11/01          0.0037
5/18/01         -0.0228
5/25/01         -0.0111
6/1/01          -0.0345

IS A SPECIAL YEAR-END DISTRIBUTION BY THE FUND LIKELY THIS YEAR?

     We doubt it. Significant year-end special distributions typically come from net capital gains realized by the Fund. The Fund has a capital loss carryforward from last year, which is likely to offset for tax purposes any gains that might be realized in the current fiscal year. We know that this isn't as much fun as getting a big year-end check, but it may also keep our shareholders from paying taxes unnecessarily.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                  ----------------------------------------------

                                                                DIVIDEND
                         DIVIDEND   NET ASSET      NYSE       REINVESTMENT
                           PAID       VALUE    CLOSING PRICE    PRICE (1)
                         --------   ---------  -------------  ------------
December 31, 1999 ....   $0.5800     $10.82       $10.4375       $10.55
January 31, 2000 .....    0.0680      10.76         9.6250         9.73
February 29, 2000 ....    0.0680      10.61         9.5000         9.54
March 31, 2000 .......    0.0680      10.78         9.3125         9.59
April 30, 2000 .......    0.0680      10.35         9.6875         9.65
May 31, 2000 .........    0.0680      10.08         9.1875         9.24
June 30, 2000 ........    0.0680      10.44         9.5625         9.60
July 31, 2000 ........    0.0680      10.57         9.5625         9.66
August 31, 2000 ......    0.0680      10.77         9.5625         9.62
September 30, 2000 ...    0.0680      10.74         9.5000         9.69
October 31, 2000 .....    0.0680      10.55         9.7500         9.76
November 30, 2000 ....    0.0680      10.68         9.5625         9.62

December 31, 2000 ....    0.0680      10.67        10.3750        10.34
January 31, 2001 .....    0.0680      10.93        10.6500        10.58
February 28, 2001 ....    0.0680      11.06        10.5000        10.92
March 31, 2001 .......    0.0680      10.96        10.8400        10.94
April 30, 2001 .......    0.0680      10.84        10.6500        10.77
May 31, 2001 .........    0.0680      10.96        10.6000        10.70

--------------------------------------------------------------------------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)
------------------------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES -- 95.0%
  ADJUSTABLE RATE PREFERRED STOCKS -- 12.3%
          BANKING -- 7.0%
             Bank One Corporation:
    28,486     Series B, Adj. Rate Pfd. .....   $ 2,549,497*
    19,700     Series C, Adj. Rate Pfd. .....     1,901,050*
    55,776   Citigroup Inc.,
               Series Q, Adj. Rate Pfd. .....     1,188,726*
             J.P. Morgan Chase & Co.:
    14,100     Series A, Adj. Rate Pfd. .....     1,092,750*
     7,000     Series L, Adj. Rate Pfd. .....       596,750*
    30,000     Series N, Adj. Rate Pfd. .....       652,500*
   124,500   Wells Fargo & Company, Series B,
               Adj. Rate Pfd. ...............     5,478,000*
                                               ------------
             TOTAL BANKING ADJUSTABLE RATE
              PREFERRED STOCKS ..............    13,459,273
                                               ------------
          UTILITIES -- 5.3%
    30,000   Delmarva Power & Light,
               Adj. Rate Pfd. ...............     2,677,500*
             Niagara Mohawk Power Corporation:
    95,275     Series A, Adj. Rate Pfd. .....     2,215,144*
   179,125     Series B, Adj. Rate Pfd. .....     4,433,344*
    25,000     Series C, Adj. Rate Pfd. .....       618,750*
     6,800   Northern Indiana Public
               Service Company,
               Series A, Adj. Rate Pfd. .....       300,900*
                                               ------------
             TOTAL UTILITIES ADJUSTABLE RATE
              PREFERRED STOCKS ..............    10,245,638
                                               ------------
             TOTAL ADJUSTABLE RATE
              PREFERRED STOCKS ..............    23,704,911
                                               ------------
  FIXED RATE PREFERRED STOCKS AND SECURITIES -- 82.7%
          BANKING -- 16.2%
             BancWest Corporation:
$6,500,000     First Hawaiian Capital I,
               8.343% 7/1/27 Capital Security,
               Series B .....................     6,391,060

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             Citigroup Inc.:
    64,970     5.864% Pfd., Series M ........  $  2,796,634*
    81,150     6.231% Pfd., Series H ........     3,695,977*
             First Union Corporation:
$1,500,000     First Union Capital II,
               7.95% 11/15/29 Capital Security    1,512,967
$1,885,000     First Union Institutional
                 Capital II,
                 7.85% 1/1/27 Capital Security    1,833,719
$2,575,000     First Union Institutional
               Capital I,
               8.04% 12/1/26 Capital Security     2,557,632
     1,000   Firstar Realty LLC,
               8.875% Pfd. REIT, 144A*** ....     1,052,585
             Fleet Boston Financial Corporation:
 $1,000,000    Summit Capital Trust I,
               8.40% 3/15/27 Capital Security     1,037,280
             GreenPoint Financial Corporation:
 $2,725,000    GreenPoint Capital Trust I,
               9.10% 6/1/27 Capital Security      2,545,818
    52,400   HSBC USA, Inc.,
               $2.8575 Pfd. .................     2,389,440*
    48,925   J.P. Morgan Chase & Co.
               Pfd.10.84% ...................     1,253,458*
$2,750,000   Keycorp Institutional Capital B,
               8.25% 12/15/26 Capital Security    2,778,407
             Bank of America Corporation:
$1,365,000     NB Capital Trust IV 8.25%,
               4/15/27 Capital Security .....     1,386,396
                                               ------------
             TOTAL BANKING FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    31,231,373
                                               ------------
          FINANCIAL SERVICES -- 16.0%
             Bear Stearns Companies, Inc.:
   180,020     5.49% Pfd., Series G .........     6,947,872*
    55,573     5.72% Pfd., Series F .........     2,234,312*
$6,000,000   Countrywide Credit Capital I,
               8.00% 12/15/26 Capital Security    5,808,360
     2,500   Heller Financial, Inc.,
               6.95% Pfd., Series D .........       239,600*
    10,000   Household International, Inc.,
               $4.30 Pfd. ...................       596,600*

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2001 (UNAUDITED)
                                  ----------------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS (CONTINUED)
          FINANCIAL SERVICES (CONTINUED)
             Lehman Brothers Holdings, Inc.:
    49,650     5.67%, Series D ..............   $ 2,017,776*
   136,030     5.94% Pfd., Series C .........     5,751,348*
   150,850   USA Education, Inc., 6.97% Pfd.,
               Series A .....................     7,311,699*
                                               ------------
             TOTAL FINANCIAL SERVICES
              FIXED RATE PREFERRED STOCKS
              AND SECURITIES ................    30,907,567
                                               ------------
          INSURANCE -- 10.9%
             Allstate Corporation:
$2,020,000     Allstate Financing II,
               7.83% 12/1/45 Capital Security     1,930,746
             AON Corporation:
$2,400,000     AON Capital Trust A,
               8.205% 1/1/27 Capital Security     2,350,140
             Conseco, Inc.:
    17,600     Conseco Financing Trust I,
               9.16% TOPrS ..................       387,992
    25,000     Conseco Financing Trust VI,
               9.00% TOPrS ..................       537,625
    24,750     Conseco Financing Trust V,
               8.70% TOPrS ..................       531,630
        15   Prudential Human Resources
               Management Company, Inc.,
               6.30% Private Placement, Sinking
               Fund Pfd., Series A ..........     1,460,492*
             SAFECO Corporation:
$2,300,000     SAFECO Capital Trust I,
               8.072% 7/15/37 Capital Security    1,955,368
             The St. Paul Companies, Inc.:
$6,700,000     MMI Capital Trust I, 7.625%
               12/15/27 Capital Security,
               Series B .....................     6,335,553
             UnumProvident Corporation:
$5,889,000     Provident Financing Trust I,
               7.405% 3/15/38 Capital Security    4,992,076

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             Zurich Financial Services AG:
       500     Zurich Registered Caps II,
               6.58% Pfd. ...................  $    510,847*
                                               ------------
             TOTAL INSURANCE FIXED
              RATE PREFERRED STOCKS
              AND SECURITIES ................    20,992,469
                                               ------------
          OIL AND GAS -- 6.3%
     3,700   Anadarko Petroleum Corporation,
               5.46% Pfd. ...................       312,668*
    45,100   Apache Corporation,
               5.68% Pfd., Series B .........     3,916,033*
             El Paso Corporation:
    53,500     Coastal Finance I,
               8.375% TOPrS .................     1,365,320
     3,200   EOG Resources, Inc.,
               7.195% Pfd., Series B ........     3,318,960*
             Kinder Morgan, Inc.:
$3,750,000     KN Capital Trust III,
               7.63% 4/15/28 Capital Security     3,299,175
                                               ------------
             TOTAL OIL AND GAS FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    12,212,156
                                               ------------
          MISCELLANEOUS INDUSTRIES -- 2.2%
         6   BHP Operations,
               6.76% Pfd. 144A*** ...........       614,574*
    17,500   E.I. Du Pont de Nemours and Company,
               $4.50 Pfd., Series B .........     1,232,525*
    57,600   Farmland Industries, Inc.,
               8.00% Pfd. 144A*** ...........     1,276,128*
     9,520   Viad Corporation,
               $4.75 Sinking Fund Pfd. ......       522,981*
             Worldcom, Inc.:
    22,500     Corts Worldcom,
               7.60% Pfd. CorTS .............       547,425
                                               ------------
             TOTAL MISCELLANEOUS INDUSTRIES
              FIXED RATE PREFERRED STOCKS
              AND SECURITIES ................     4,193,633
                                               ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2001 (UNAUDITED)
----------------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS (CONTINUED)
          UTILITIES -- 31.1%
             Alabama Power Company:
     4,474     4.60% Pfd. ...................  $    318,482*
     6,485     4.72% Pfd. ...................       473,664*
       100     4.92% Pfd. ...................         7,613*
   116,400     5.20% Pfd. ...................     2,298,318*
    64,375   Appalachian Power Company,
               8.00% QUIDS, Series B ........     1,608,409
     6,250   Avista Corporation,
               $6.95 Pfd., Series K .........       572,406*
    15,000   Baltimore Gas & Electric Company,
               6.99% Pfd., Series 1995 ......     1,548,600*
    10,000   Boston Edison Company,
               4.78% Pfd. ...................       704,850*
     7,282   Carolina Power and Light,
               $5.44 Pfd. ...................       573,640*
     1,428   Central Hudson Gas &
               Electric Corporation,
               4.35% Pfd., Series D, Pvt. ...        92,763*
    12,450   Columbus Southern Power Company,
               7.92%, Jr. Sub. Debt., Series B      309,258
             Connecticut Light and
               Power Company:
     8,000     $2.06 Pfd. ...................       223,640*
     5,100     $3.24 Pfd. ...................       222,640*
             Duke Energy Corporation:
     7,019     4.50% Pfd., Series C .........       476,730*
    13,003     7.85% Pfd., Series S .........     1,370,386*
             Entergy Arkansas, Inc.:
     1,000     $6.08 Pfd. ...................        79,745*
     3,050     4.56% Pfd., Series 1965 ......       183,564*
     2,840     4.56% Pfd. ...................       170,925*
    13,500     7.40% Pfd. ...................     1,269,945*
       150     7.80% Pfd. ...................        14,783*
     2,441   Entergy Gulf States, Inc.,
               $7.56 Pfd. ...................       220,020*
             Entergy Louisiana, Inc.:
       299     5.16% Pfd. ...................        20,371*
     3,771     7.36% Pfd. ...................       366,466*
   175,000     8.00% Pfd., Series 92 ........     4,288,375*
     8,500   Entergy Mississippi, Inc.,
               7.44% Pfd. ...................       819,103*

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             Florida Power & Light Company:
     4,654     4.35% Pfd., Series E, Pvt. ...    $  292,364*
     4,000     4.50% Pfd. ...................       265,660*
     5,000   Green Mountain Power,
               7.32% Pfd.,  Series 1 ........       393,225*
             Hawaiian Electric Company, Inc.:
    23,600     HECO Capital Trust I,
               8.05% QUIPS ..................       587,404
    67,300   Indiana Michigan Power Company,
               7.60% Pfd., Series B .........     1,682,500
    12,000   Indianapolis Power &
               Light Company,
               5.65% Pfd. ...................       955,860*
     6,577   Jersey Central Power &
               Light Company,
               7.52% Sinking Fund Pfd.,
               Series K .....................       680,983*
    15,000   Mississippi Power Company,
               6.32% Pfd. ...................       354,825*
    20,000   Monongahela Power Company,
               $7.73 Pfd., Series L .........     2,097,200*
    11,000   Montana Power Co.,
               $6.875 Pfd. ..................     1,084,270*
     6,250   Niagara Mohawk Power Corporation,
               4.10% Pfd. ...................       333,344*
    76,200   Ohio Power Company,
               7.92% QUIDS, Series B ........     1,902,333
     6,308   Pacificorp,
               $4.72 Pfd. ...................       434,905*
             PECO Energy Company:
     1,100     $4.30 Pfd., Series B .........        68,690*
     5,000     $4.40 Pfd., Series C .........       317,225*
$1,000,000     Capital Trust III,
               $7.38 4/6/28 Capital Security,
               Series D .....................       867,880
     7,500     $7.48 Pfd. ...................       770,775*
     2,493   Potomac Electric Power Company,
               $2.44 Pfd., Series 1957 ......        93,301*
       570   PSI Energy, Inc.,
               4.32% Pfd. ...................         9,086*
             Public Service Enterprise Group, Inc.:
    26,000     Enterprise Capital Trust I,
               7.44% TOPrS, Series A ........       611,260
    14,020     Public Service Electric &
               Gas Company,
               5.28% Pfd., Series E .........     1,081,994*

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2001 (UNAUDITED)
                                  ----------------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS (CONTINUED)
          UTILITIES (CONTINUED)
             Puget Sound Energy, Inc.:
   108,435     7.45% Pfd., Series II ........  $  2,744,490*
    18,853     7.75% Sinking Fund Pfd. ......     1,955,810*
             Reliant Energy, Inc.:
    45,000     HL&P Capital Trust I,
               8.125% QUIPS .................     1,127,700
$3,750,000     Houston Light & Power,
               Capital Trust II,
               8.257%, 2/1/37 Capital Security,
               Series B .....................     3,546,788
    55,982     REI Trust I,
               7.20% TOPrS, Series C ........     1,307,460
             Rochester Gas &
               Electric Corporation:
     5,060     4.10% Pfd., Series J .........       296,111*
     4,030     4.75% Pfd., Series I .........       273,234*
             Sempra Energy:
     4,090     Pacific Enterprises,
               $4.50 Pfd. ...................       225,502*
             Sierra Pacific Resources:
    50,887     Sierra Pacific Power,
               7.80% Pfd., Series 1 .........     1,249,530*
    32,700     NVP Capital III,
               7.75% TIPS ...................       710,898
    51,280     NVP Capital I,
               8.20% QUIPS, Series A ........     1,166,876
             South Carolina Electric &
               Gas Company:
    14,753     5.125% Purchase Fund Pfd. ....       581,858*
     6,318     6.00% Purchase Fund Pfd. .....       289,554*
             Southern Union Company:
    60,800     Southern Union Financing I,
               9.48% TOPrS ..................     1,552,832
     6,050   TransCanada PipeLines Ltd.,
               8.25% ........................       154,275
        10   TXU Corporation,
               7.24% Pfd., Series B .........     1,046,136*

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             Union Electric Power Company:
     6,500     $7.64 Pfd. ...................    $  685,393*
$4,700,000     7.69% 12/15/36 Capital Security,
               Series A .....................     4,347,242
             Virginia Electric & Power Company:
     1,665     $4.04 Pfd. ...................        99,617*
     2,270     $4.20 Pfd. ...................       141,194*
     1,573     $4.80 Pfd. ...................       111,817*
             XCEL Energy, Inc.:
     2,480     $4.10 Pfd., Series C .........       151,255*
    12,510     $4.11 Pfd., Series D .........       764,799*
     2,660     $4.16 Pfd., Series E .........       164,601*
    80,900     PSCO Capital Trust I,
               7.60% TOPrS ..................     1,999,444
                                               ------------
             TOTAL UTILITIES FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    59,814,196
                                               ------------
             TOTAL FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................   159,351,394
                                               ------------
             TOTAL PREFERRED STOCKS
              AND SECURITIES
              (Cost $182,517,297) ...........   183,056,305
                                               ------------
COMMON STOCKS -- 0.3% (Cost $561,856)
    27,500   Wisconsin Energy Corporation ...       640,063*
                                               ------------
PUT OPTION -- 0.4% (Cost $932,384)
     1,200   Put Options on U.S. Treasury:
               Bond September Futures,
               Expiring 8/25/01 .............       839,063
                                               ------------

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2001 (UNAUDITED)
----------------------------------------------

PRINCIPAL                                        VALUE
 AMOUNT                                         (NOTE 1)
---------                                       --------

COMMERCIAL PAPER -- 0.3% (Cost $484,000)
$  484,000   General Electric
             Commercial Paper ........         $    484,000
                                               ------------
TOTAL INVESTMENTS (Cost $184,495,537**)  96.0%  185,019,431
OTHER ASSETS AND LIABILITIES (Net) ...    4.0     7,651,794
                                        -----  ------------
NET ASSETS ...........................  100.0% $192,671,225
                                        =====  ============
----------------------
   * Securities eligible for the Dividends Received Deduction.
  ** Aggregate cost of securities held.
 *** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   + Non-income producing.

ABBREVIATIONS (Note 6):
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated  Pass Through Securities
TIPS    --  Trust Issued Preferred Securities
TOPrS   --  Trust Originated Preferred Securities
CorTS   --  Corporate Backed Trust Securities

Capital Securities are considered debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2001 (UNAUDITED)
                                  ----------------------------------------------


ASSETS:
   Investments, at value (Cost $184,495,537) (Note 1)
     See accompanying schedule ....................................                       $185,019,431
   Receivable for investments sold ................................                          5,931,061
   Dividends and interest receivable ..............................                          1,899,578
   Prepaid expenses ...............................................                            139,310
                                                                                          ------------
           Total Assets ...........................................                        192,989,380
LIABILITIES:
   Payable for securities purchased ...............................   $    18,711
   Dividends payable to Common Shareholders .......................       140,294
   Investment advisory fee payable (Note 2) .......................        92,304
   Professional fees payable ......................................        24,506
   Accrued expenses and other payables ............................        42,340
                                                                      -----------
           Total Liabilities ......................................                            318,155
                                                                                          ------------
NET ASSETS ........................................................                       $192,671,225
                                                                                          ============

NET ASSETS CONSIST OF:
   Undistributed net investment income (Note 1) ...................                       $     13,256
   Accumulated net realized loss on investments sold (Note 1) .....                         (6,964,805)
   Unrealized appreciation of investments (Note 3) ................                            523,894
   Par value of Common Stock ......................................                            111,717
   Paid-in capital in excess of par value of Common Stock .........                        128,987,163
   Money Market Cumulative Preferred(TRADE MARK) Stock (Note 5) ...                         70,000,000
                                                                                          ------------
           Total Net Assets .......................................                       $192,671,225
                                                                                          ============
                                                                       PER SHARE
                                                                       ---------

NET ASSETS AVAILABLE TO:
   Money Market Cumulative Preferred(TRADE MARK) Stock (700 shares
     outstanding) redemption value ................................   $100,000.00         $ 70,000,000
   Accumulated undeclared dividends on Money Market
     Cumulative Preferred(TRADE MARK) Stock .......................        312.74              218,916
                                                                      -----------         ------------
                                                                      $100,312.74           70,218,916
                                                                      ===========
   Common Stock (11,171,714 shares outstanding) ...................        $10.96          122,452,309
                                                                           ======         ------------

TOTAL NET ASSETS ..................................................                       $192,671,225
                                                                                          ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)
-------------------------------------------------


INVESTMENT INCOME:
     Dividends ...........................................................                 $4,639,715
     Interest ............................................................                  2,513,838
                                                                                           ----------
          Total Investment Income ........................................                  7,153,553

EXPENSES:
     Investment advisory fee (Note 2) ....................................    $539,821
     Administration fee (Note 2) .........................................     114,597
     Money Market Cumulative Preferred(TRADE MARK) broker commissions and
        Auction Agent fees ...............................................      94,547
     Insurance premiums ..................................................      50,526
     Legal and audit fees ................................................      54,944
     Shareholder servicing agent fees and expenses (Note 2) ..............      35,535
     Directors' fees and expenses (Note 2) ...............................      36,078
     Custodian fees and expenses (Note 2) ................................      14,255
     Other ...............................................................      38,317
                                                                              --------
          Total Expenses .................................................                    978,620
                                                                                           ----------

NET INVESTMENT INCOME ....................................................                  6,174,933
                                                                                           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold during the period .............                 (1,143,954)
     Change in net unrealized appreciation of investments
        during the period ................................................                  4,442,234
                                                                                           ----------

NET REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS .....................                  3,298,280
                                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................                 $9,473,213
                                                                                           ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                              STATEMENT OF CHANGES IN NET ASSETS
                                  ----------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     MAY 31, 2001         YEAR ENDED
                                                                                      (UNAUDITED)      NOVEMBER 30, 2000
                                                                                   ----------------    -----------------

INCREASE / (DECREASE) IN NET ASSETS
OPERATIONS:
     Net investment income .....................................................     $  6,174,933        $ 13,148,825
     Net realized loss on investments sold during the period ...................       (1,143,954)         (4,827,466)
     Change in net unrealized appreciation
        of investments during the period .......................................        4,442,234           1,120,006
                                                                                     ------------        ------------
     Net increase in net assets resulting from operations ......................        9,473,213           9,441,365

DISTRIBUTIONS:
     Dividends paid from net investment income to Money Market
        Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ...........       (2,139,277)         (3,834,261)
     Distributions paid from net realized capital gains to Money
        Market Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ....               --            (191,425)
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................       (4,553,107)        (10,096,152)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................               --          (4,712,758)
                                                                                     ------------        ------------
     Total Distributions .......................................................       (6,692,384)        (18,834,596)
                                                                                     ------------        ------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................          224,118                  --
                                                                                     ------------        ------------

NET INCREASE / (DECREASE) IN NET ASSETS FOR THE PERIOD .........................        3,004,947          (9,393,231)

NET ASSETS:
     Beginning of period .......................................................      189,666,278         199,059,509
                                                                                     ------------        ------------
     End of period (including undistributed net investment income of
        $13,256 and $530,706, respectively) ....................................     $192,671,225        $189,666,278
                                                                                     ============        ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                          SIX MONTHS
                                                            ENDED                    YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 2001   ------------------------------------------------------
                                                         (UNAUDITED)      2000         1999        1998       1997      1996
                                                         ------------   --------     --------    --------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .....................   $ 10.68      $  11.50     $  13.50    $  13.53   $  12.91  $  12.35
                                                           -------      --------     --------    --------   --------  --------
INVESTMENT OPERATIONS:
Net investment income. .................................      0.55          1.18         1.14        1.14       1.10      1.16
Net realized and unrealized gain / (loss) on investments      0.30         (0.33)       (1.24)       0.17       0.87      0.53
                                                           -------      --------     --------    --------   --------  --------
Total from investment operations. ......................      0.85          0.85        (0.10)       1.31       1.97      1.69
                                                           -------      --------     --------    --------   --------  --------
DISTRIBUTIONS:
Dividends paid from net investment income to
  MMP* Shareholders ....................................     (0.19)        (0.34)       (0.19)      (0.18)     (0.21)    (0.21)
Distributions paid from net realized capital gains to
  MMP* Shareholders. ...................................        --         (0.02)       (0.09)      (0.11)     (0.04)    (0.03)
Dividends paid from net investment income to
  Common Stock Shareholders. ...........................     (0.41)        (0.91)       (0.96)      (0.89)     (0.92)    (0.87)
Distributions paid from net realized capital gains to
  Common Stock Shareholders. ...........................        --         (0.42)       (0.60)      (0.18)     (0.16)       --
Change in accumulated undeclared dividends on MMP*. ....      0.03 +        0.02 +      (0.06)+      0.02      (0.02)    (0.02)
                                                           -------      --------     --------    --------   --------  --------
Total distributions ....................................     (0.57)        (1.67)       (1.90)      (1.34)     (1.35)    (1.13)
                                                           -------      --------     --------    --------   --------  --------
Net asset value, end of period. ........................   $ 10.96      $  10.68 +   $  11.50 +  $  13.50   $  13.53  $  12.91
                                                           =======      ========     ========    ========   ========  ========
Market value, end of period ............................   $10.600      $ 9.5625     $ 10.500    $ 12.875   $ 12.875  $ 12.000
                                                           =======      ========     ========    ========   ========  ========
Total investment return based on net asset value** .....     6.60%         5.88%      (2.99)%       8.29%     14.44%    13.11%
                                                           =======      ========     ========    ========   ========  ========
Total investment return based on market value** ........    15.17%         3.80%      (7.12)%       8.53%     17.16%    15.42%
                                                           =======      ========     ========    ========   ========  ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses. ...............................     1.62%***       1.59%        1.53%       1.45%      1.48%     1.71%
     Net investment income**** .........................     7.46%***       7.93%        6.81%       6.37%      6.44%     7.36%

------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate. ..........................        15%           67%          64%          87%       74%       87%
     Net assets, end of period (in 000's) ..............  $192,671      $189,666     $199,060    $220,690   $221,230  $214,195
     Ratio of operating expenses to
        Total Average Net Assets .......................      1.02%***      1.00%        1.01%        0.99%     1.00%  1.13%

*    Money Market Cumulative Preferred(TRADE MARK) Stock.
** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
***  Annualized.
**** The net investment  income ratios reflect income net of operating  expenses and payments to MMP* Shareholders.
+ Includes effect of additional distribution available to MMP* Shareholders ($0.04 per Common Share in 2000 and $0.05 per Common Share in 1999). (See
     Note 5 to the Financial Statements.)
++   Information presented under heading Supplemental Data includes MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                  ----------------------------------------------

      The table below sets out information with respect to Money Market Cumulative Preferred(TRADE MARK) Stock currently outstanding.

                                           INVOLUNTARY          AVERAGE
                                ASSET      LIQUIDATING          MARKET
               TOTAL SHARES   COVERAGE     PREFERENCE            VALUE
                OUTSTANDING   PER SHARE   PER SHARE (1)   PER SHARE (1) & (2)
               ------------   ---------   -------------   -------------------
05/31/01*           700        $275,245      $100,000           $100,000
11/30/00            700         270,952       100,000            100,000
11/30/99            700         284,371       100,000            100,000
11/30/98            700         315,271       100,000            100,000
11/30/97            700         316,044       100,000            100,000
11/30/96            700         305,992       100,000            100,000

----------------
(1) Excludes accumulated undeclared dividends.
(2) See Note 5.
*   Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Opportunity Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

     PORTFOLIO  VALUATION:  The net asset  value of the Fund's  Common  Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TRADE MARK) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TRADE
MARK) Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (i.e., "swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on bonds and notes. Upon initial adoption, the Fund will be required to adjust the cost of its bonds and notes by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------


Statement of Operations. The Fund has not at this time undertaken to quantify the impact, if any, resulting from the adoption of this principle on the financial statements.

     OPTION ACCOUNTING PRINCIPLES: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TRADE MARK) Stock are entitled to receive cumulative cash dividends as declared BY the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of the PNC Financial Services Group ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.12% of the Fund's average monthly net assets. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     PFPC Trust Company ("PFPC Trust") began serving as the Fund's Custodian on April 9, 2001. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets. Prior to April 9, 2001, Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly-owned subsidiary of Mellon Bank Corporation, served as the Fund's Custodian.

     Bankers Trust Corporate & Agency Services, a wholly-owned subsidiary of Deutsche Bank, AG ("Auction Agent"), serves as the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock transfer agent, registrar, dividend disbursing agent and redemption agent.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------


3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 2001, excluding short-term investments, aggregated $28,166,102 and $34,475,398, respectively.

     At May 31, 2001 aggregate gross unrealized appreciation for all securities in which there is an excess of value over cost was $6,312,799 and aggregate gross unrealized depreciation for all securities in which there is an excess of cost over value was $5,788,905.

4.   COMMON STOCK

     At May 31, 2001, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                                              SIX MONTHS ENDED
                                                                  5/31/01
                                                            --------------------
                                                            SHARES       AMOUNT
                                                            ------      --------
Issued as reinvestment of dividends under the Dividend
   Reinvestment and Cash Purchase Plan                      20,427      $224,118
                                                            ======      ========

     There were no Common Stock transactions for the year ended November 30, 2000.

5.   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TRADE MARK) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TRADE MARK) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TRADE MARK) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TRADE
MARK) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TRADE
MARK) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Prior to November 30, 1999, additional distributions

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------


were not reported as available to Money Market Cumulative Preferred(TRADE MARK) Stock until declared by the Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TRADE MARK) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At May 31,  2001,  700 shares of Money  Market  Cumulative  Preferred(TRADE
MARK) Stock were outstanding at the annual rate of 3.085%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in adjustable and fixed rate preferred stocks and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and may invest a significant portion of its assets, but less than 25% of its assets, in companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. Because of the Fund's concentration of investments in the utility industry and significant holdings in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy. The Fund may invest up to 15% of its assets at the time of purchase in securities rated below investment grade, provided that no such investment may be rated below both "Ba" by Moody's Investors Service, Inc. and "BB" by Standard & Poor's or judged to be comparable in quality at the time of purchase; however, any such securities must be issued by an issuer having an outstanding class of senior debt rated investment grade. The Fund may invest up to 15% of its assets in common stock. Under normal conditions, the Fund may invest up to 35% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 35% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------


7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and options on interest rate swaps, i.e., swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2001, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At May 31, 2001, the Commerce Group, Inc. owned approximately 35.8% of the Fund's outstanding Common Stock, according to a Schedule 13D filing dated January 16, 2001.

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--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
----------------------------------------------


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the six months ended May 31, 2001, $1,776 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------


dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

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--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------


MEETING OF SHAREHOLDERS

     On April 27, 2001, the Fund held its Annual Meeting of Shareholders (the "Meeting") to (1) elect two Directors of the Fund ("Proposal 1") and (2) ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the Fund for the fiscal year ending November 30, 2001 ("Proposal 2"). The results of each proposal are as follows:

PROPOSAL 1:     ELECTION OF DIRECTORS

NAME                                                    FOR        WITHHELD
----                                                    ---        --------
Common Stock
   Robert F. Wulf ..............................     6,439,889        126,312
Preferred Stock
   Donald F. Crumrine ..........................           650             --

Martin Brody, Robert T. Flaherty, David Gale and Morgan Gust continue to serve in their capacities as Directors of the Fund.

PROPOSAL 2:     RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS
                INDEPENDENT AUDITORS.
                                          FOR           AGAINST        ABSTAINED
                                          ----          -------        ---------
Common Stock and Preferred Stock
   (voting together as a single class)
Voted ...............................   6,418,922        19,771         128,157

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


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

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President
   Donald F. Crumrine, CFA
     Vice President
     and Secretary
   Robert M. Ettinger, CFA
     Vice President
   Peter C. Stimes, CFA
     Vice President
     and Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
   INCOME OPPORTUNITY FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares
     in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 1376
               Boston, MA  02104
               1-800-331-1710

THIS  REPORT  IS SENT TO  SHAREHOLDERS  OF  PREFERRED  INCOME  OPPORTUNITY  FUND
INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

             [GRAPHIC OMITTED - PREFERRED INCOME OPPORTUNITY FUND]

                                   Semi-Annual
                                     Report

                                  May 31, 2001




                        web site: www.preferredincome.com